UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to  ___________________

Date of Report (Date of earliest event reported) __________________________________________

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Mariner Finance Funding, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:  0001697553
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

John Morton, (443) 438-2008

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II — FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated November 28, 2017, furnished as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MARINER FINANCE FUNDING, LLC (Depositor)

Date:	November 28, 2017

By:	/s/ Joshua C. Johnson
Name:	Joshua C. Johnson
Title:	President

EXHIBIT INDEX

Exhibit 99.1 Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated November 28, 2017